Debt (US Dollar-denominated Debt) (Details) - US Dollar-Denominated [Member] $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Debt Instrument [Line Items]
Debt outstanding	$ 8,975	$ 12,165	$ 7,275	$ 9,193
Notes and debentures [Member]
Debt Instrument [Line Items]
Debt outstanding	7,800		6,550
Commercial paper [Member]
Debt Instrument [Line Items]
Debt outstanding	594		111
Finance lease liability [Member]
Debt Instrument [Line Items]
Debt outstanding	7		8
Equipment Loans And Other [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 574		$ 606